Income tax expense - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income tax expense
Balance as of January 1	¥ 8,551	¥ 3,613
Addition	10,874	4,938
Reverse	(6,110)
Balance as of December 31	¥ 13,315	¥ 8,551